Share-based awards (Tables)	9 Months Ended
Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Share Option Activity	The following table summarizes option activity for the nine months ended September 30, 2021:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2020	553,746	$108.53	4.86

Assumed through business combinations (a)	2,177,130	$108.78
Granted	100,299	$177.76
Exercised	(913,743)	$113.87
Canceled/expired	(32,784)	$132.25

Outstanding at September 30, 2021	1,884,648	$109.50	5.66

Exercisable at September 30, 2021	1,095,429	$90.80	4.72

(a) Represents stock options issued as replacement awards in connection with the Merger.

Schedule of Weighted Average Fair Values and Assumptions Used	The weighted average grant date fair values and assumptions used were as follows:

	Nine Months Ended
	September 30, 2021	September 30, 2020
Weighted average grant date fair value	$49.15	$42.43
Assumptions:
Expected volatility	30%	30%
Dividend yield	—%	—%
Risk-free interest rate	0.78%	0.57%
Expected life	5 years	5 years
The weighted average fair values on the date of the Merger and assumptions used were as follows:

July 1, 2021
Weighted average grant date fair value	$107.21
Assumptions:
Expected volatility	30%
Dividend yield	—%
Risk-free interest rate	0.56%
Expected life	3.5 years

Schedule of RSU and PSU Activity	The following table summarizes RSU and PSU activity for the nine months ended September 30, 2021:

	PSU Outstanding Number of Shares	PSU Weighted Average Grant Date Fair Value	RSU Outstanding Number of Shares	RSU Weighted Average Grant Date Fair Value
Outstanding at December 31, 2020	159,641	$137.64	341,424	$145.77

Assumed through business combinations (a)	—	$—	589,517	$206.71
Granted	55,444	$177.77	159,796	$210.64
Shares vested	(44,132)	$115.61	(441,328)	$186.03
Forfeited	(4,777)	$115.61	(48,441)	$180.74

Outstanding at September 30, 2021	166,176	$159.11	600,968	$190.56

(a) Represents RSUs issued as replacement awards in connection with the Merger.

Schedule of Non-cash Stock Compensation Expense	Non-cash stock compensation expense for the three and nine months ended September 30, 2021 and September 30, 2020 has been allocated as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
	(in thousands)		(in thousands)
Direct costs	$8,787	$2,284	$13,822	$6,472
Selling, general and administrative	17,568	4,687	27,133	13,685
Transaction and integration-related expenses	73,836	—	73,836	—

	$100,191	$6,971	$114,791	$20,157